HSBC Investor Funds

HSBC Investor U.S. Government Money Market Fund

Supplement Dated October 1, 2009

to the Money Market Funds’ Prospectus

Dated February 27, 2009, as supplemented to date

Effective October 15, 2009, the calculation of the net asset value per share (“NAV”) of the HSBC Investor U.S. Government Money Market Fund will be determined at 4:00 p.m. Eastern Time daily on each day on which the U.S. bond markets are open for trading.

Accordingly, the first paragraph under the section titled “Pricing of Fund Shares - Money Market Funds” on page 44 of the Prospectus is deleted and replaced with the following:

The net asset value per share (NAV) of the Funds is determined daily on each day on which U.S. bond markets are open for trading (a “Money Market Business Day’’). The NAV is determined at 5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, at 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, at 2:30 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and at 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund.

Furthermore, the third sentence of the first paragraph under the section titled “Selling Your Shares – Wire Transfer” on page 50 of the Prospectus is deleted and replaced with the following:

If you call by the cut-off time for redemptions (5:00 p.m. Eastern Time for the HSBC Investor Prime Money Market Fund, 4:00 p.m. Eastern Time for the HSBC Investor U.S. Government Money Market Fund, 2:30 p.m. Eastern Time for the HSBC Investor U.S. Treasury Money Market Fund, and 12:00 noon Eastern Time for the HSBC Investor Tax-Free Money Market Fund, the HSBC Investor New York Tax-Free Money Market Fund and the HSBC Investor California Tax-Free Money Market Fund), your payment will normally be wired to your bank on the same business day.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

HSBC Investor Funds

HSBC Investor U.S. Government Money Market Fund

Supplement Dated October 1, 2009

to the Money Market Funds’ Statement of Additional Information

Dated February 27, 2009, as supplemented to date

Effective October 15, 2009, the calculation of the net asset value per share (“NAV”) of the HSBC Investor U.S. Government Money Market Fund will be determined at 4:00 p.m. Eastern Time daily on each day on which the U.S. bond markets are open for trading.

Accordingly, the first paragraph under the section titled “Determination of Net Asset Value” on page 42 of the Statement of Additional Information is deleted and replaced with the following:

The net asset value (“NAV”) of each share of each class of the Funds is determined on each day on which the U.S. bond markets are open for trading (a “Money Market Business Day”). The NAV for the Tax-Free Money Market Funds is determined at 12:00 (noon) Eastern time. The NAV for the U.S. Government Fund is determined at 4:00 p.m. Eastern time. The NAV for the U.S. Treasury Fund is determined at 2:30 p.m. Eastern time. The NAV for the Prime Money Market Fund is determined at 5:00 p.m. Eastern time. Shares of a Fund purchased on a Money Market Business Day prior to determination of the NAV for the Fund will receive the dividend declared for the Fund on that Money Market Business Day. Orders for a Fund effected on a Money Market Business Day after the NAV determination for the Fund will become effective at the NAV determined on the next Money Market Business Day, and will start earning dividends on that Money Market Business Day.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE